Income Taxes - Schedule of Components of Benefit from Income Taxes (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal									$ 0	$ 0
State									0	0
Deferred:
Federal									0	0
State									0	0
Provision for (benefit from) income taxes									0	0
OneMain Holdings, Inc. [Member]
Current:
Federal									185,000,000	68,000,000	$ 257,000,000
Foreign									1,000,000	1,000,000
State									24,000,000	7,000,000	20,000,000
Total current									210,000,000	76,000,000	277,000,000
Deferred:
Federal									(81,000,000)	(178,000,000)	(4,000,000)
Foreign									3,000,000
State									(19,000,000)	(31,000,000)	(1,000,000)
Deferred income tax charge (benefit)									(97,000,000)	(209,000,000)	(5,000,000)
Provision for (benefit from) income taxes	$ 2,000,000	$ 8,000,000	$ 16,000,000	$ 87,000,000	$ (134,000,000)	$ 1,000,000	$ (8,000,000)	$ 8,000,000	$ 113,000,000	$ (133,000,000)	$ 272,000,000